Investments - Information on Direct Subsidiaries, Joint Arrangements and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Proportion of ownership interest in subsidiary	10.00%
Shareholders'equity (deficit)	$ 73,175	$ 81,502	$ 77,550	$ 66,055
Net income (loss) for the year	$ 7,414	$ 169	$ (4,349)
Petrobras Netherlands BV PNBV [member] | Exploration and production segment [member] | Netherlands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 29,529
Net income (loss) for the year	$ 2,489
Country	Netherlands
Petrobras Distribuidora S. A.- B R [member] | Distribution [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Distribution
Proportion of ownership interest in subsidiary	71.25%
Proportion of voting rights held in subsidiary	71.25%
Shareholders'equity (deficit)	$ 2,500
Net income (loss) for the year	$ 874
Country	Brazil
Petrobras International Braspetro PIBBV [member] | Exploration and Production Refining Transportation and Marketing Gas and Power and Distribution Segment [Member] | Netherlands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 7,197
Net income (loss) for the year	$ (2,022)
Country	Netherlands
Petrobras Transporte S.A.-Transpetro [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 886
Net income (loss) for the year	$ (221)
Country	Brazil
Producao S.A. - PB-LOG [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 944
Net income (loss) for the year	$ 240
Country	Brazil
Transportadora Associada De Gas S A- T A G [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 3,468
Net income (loss) for the year	$ 678
Country	Brazil
Petrobras Gas S.A.-Gaspetro [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 519
Net income (loss) for the year	$ 74
Country	Brazil
Petrobras Biocombustivel S.A. [member] | Biofuels Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Biofuels
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 430
Net income (loss) for the year	$ 49
Country	Brazil
Petrobras Logistica de GasLogigas [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 186
Net income (loss) for the year	$ 92
Country	Brazil
Liquigas Distribuidora S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 257
Net income (loss) for the year	$ 40
Country	Brazil
Araucaria Nitrogenados S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 23
Net income (loss) for the year	$ (90)
Country	Brazil
Termomacae Ltda. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 68
Net income (loss) for the year	$ 20
Country	Brazil
Braspetro Oil Services Company Brasoil [member] | Corporate Segment [member] | Cayman Islands [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 108
Net income (loss) for the year	$ 2
Country	Cayman Islands
Breitener Energetica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	93.66%
Proportion of voting rights held in subsidiary	93.66%
Shareholders'equity (deficit)	$ 201
Net income (loss) for the year	$ 34
Country	Brazil
Termobahia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 149
Net income (loss) for the year	$ 4
Country	Brazil
Baixada Santista Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 77
Net income (loss) for the year	$ 3
Country	Brazil
Petrobras Comercializadora de Energia Ltda.PBEN [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 23
Net income (loss) for the year	$ 2
Country	Brazil
Fundo de Investimento Imobiliario RB LogisticaFII [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	99.20%
Proportion of voting rights held in subsidiary	99.20%
Shareholders'equity (deficit)	$ 13
Net income (loss) for the year	$ (26)
Country	Brazil
Petrobras Negocios Eletronicos SAE Petro [member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 10
Net income (loss) for the year	$ 2
Country	Brazil
Termomacae Comercializadora de Energia Ltda [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 3
Country	Brazil
5283 Participacoes Ltda [member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 1
Country	Brazil
Fabrica Carioca de Catalizadores S.A.FCC [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 65
Net income (loss) for the year	$ 17
Country	Brazil
Ibiritermo S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 41
Net income (loss) for the year	$ 10
Country	Brazil
Logum Logistica S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 270
Net income (loss) for the year	$ (31)
Country	Brazil
Cia Energetica Manauara S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	40.00%
Proportion of voting rights held in subsidiary	40.00%
Shareholders'equity (deficit)	$ 54
Net income (loss) for the year	$ 31
Country	Brazil
Petrocoque S.A. Industria e Comercio [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 63
Net income (loss) for the year	$ 28
Country	Brazil
Refinaria de Petroleo Riograndense S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.20%
Shareholders'equity (deficit)	$ (21)
Net income (loss) for the year	$ 2
Country	Brazil
Brasympe Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 23
Net income (loss) for the year	$ 1
Country	Brazil
Brentech Energia S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 25
Net income (loss) for the year	$ 3
Country	Brazil
Metanol do Nordeste S A Metanor [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	34.54%
Shareholders'equity (deficit)	$ 8
Net income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 1 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 10
Net income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 2 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 10
Country	Brazil
Eolica Mangue Seco 3 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 11
Net income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 4 Geradora e Comercializadora de Energia Eletrica S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 11
Net income (loss) for the year	$ 1
Country	Brazil
Companhia de Coque Calcinado de Petroleo S.A.Coquepar [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Shareholders'equity (deficit)	$ (1)
Net income (loss) for the year	$ 5
Country	Brazil
Participacoes em Complexos Bioenergeticos S.A.PCBIOS [member] | Biofuels Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Biofuels
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Country	Brazil
Sete Brasil Participacoes S.A. [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	5.00%
Proportion of voting rights held in subsidiary	5.00%
Shareholders'equity (deficit)	$ (5,937)
Net income (loss) for the year	$ (40)
Country	Brazil
Fundo de Investimento em Participacoes de Sondas FIP Sondas [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	4.59%
Proportion of voting rights held in subsidiary	4.59%
Country	Brazil
Braskem S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.20%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ 1,851
Net income (loss) for the year	$ 806
Country	Brazil
UEG Araucaria Ltda. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 94
Net income (loss) for the year	$ (23)
Country	Brazil
Deten Quimica S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	27.88%
Proportion of voting rights held in subsidiary	27.88%
Shareholders'equity (deficit)	$ 113
Net income (loss) for the year	$ 23
Country	Brazil
Energetica SUAPE II [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 93
Net income (loss) for the year	$ 35
Country	Brazil
Termoeletrica Potiguar S.A.TEP [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 49
Net income (loss) for the year	$ 22
Country	Brazil
Nitroclor Ltda. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Bioenergetica Britaruma S.A. [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Nova Transportadora do Sudeste S.A.-NTS [member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	10.00%
Proportion of voting rights held in subsidiary	10.00%
Shareholders'equity (deficit)	$ 828
Net income (loss) for the year	$ 529
Country	Brazil